Average Annual Total Returns	12 Months Ended	30 Months Ended		60 Months Ended	68 Months Ended		120 Months Ended	267 Months Ended	290 Months Ended	309 Months Ended	353 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	20.00%	[1]	13.15%	18.18%	[2]	14.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	20.58%	[1]	14.42%			14.82%
CBOE S&P 500 5% Put Protection Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.33%	16.46%	[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%			15.32%	20.99%	[2]	18.13%
Lipper Large-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.78%			12.71%	18.45%	[2]	16.08%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%			6.65%			12.49%
Lipper Mid-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	3.77%			1.73%			9.85%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%			6.09%			9.62%
Lipper Small-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	7.14%			7.93%			9.63%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%			11.33%	15.14%	[3]	10.53%
Lipper Multi-Cap Value Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	15.15%			11.68%	16.37%	[3]	10.05%
T. Rowe Price Hedged Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.17%	15.09%
Performance Inception Date		Jul. 05, 2023
T. Rowe Price Hedged Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.14%	13.73%
T. Rowe Price Hedged Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	11.33%
T. Rowe Price Hedged Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	15.40%
Performance Inception Date		Jul. 05, 2023
T. Rowe Price Hedged Equity Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	11.95%	16.01%
Performance Inception Date		Jul. 05, 2023
T. Rowe Price Large-Cap Growth Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.45%			12.29%	18.19%
Performance Inception Date					May 01, 2020
T. Rowe Price Large-Cap Growth Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	17.65%			12.46%			16.91%
Performance Inception Date									Oct. 31, 2001
T. Rowe Price Large-Cap Growth Fund - I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.23%			11.11%			15.58%
T. Rowe Price Large-Cap Growth Fund - I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.82%			9.77%			13.98%
T. Rowe Price Large-Cap Value Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.64%			10.20%	15.03%
Performance Inception Date					May 01, 2020
T. Rowe Price Large-Cap Value Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	11.81%			10.36%			10.15%
Performance Inception Date										Mar. 31, 2000
T. Rowe Price Large-Cap Value Fund - I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.77%			7.76%			8.23%
T. Rowe Price Large-Cap Value Fund - I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.15%			7.88%			7.97%
T. Rowe Price Institutional Large-Cap Core Growth Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.10%			11.91%			15.81%
Performance Inception Date								Sep. 30, 2003
T. Rowe Price Institutional Large-Cap Core Growth Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.20%			9.51%			14.44%
T. Rowe Price Institutional Large-Cap Core Growth Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.62%			9.10%			13.18%
T. Rowe Price Institutional Mid-Cap Equity Growth Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.79%			4.03%			10.22%
Performance Inception Date											Jul. 31, 1996
T. Rowe Price Institutional Mid-Cap Equity Growth Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.51%)			1.55%			8.22%
T. Rowe Price Institutional Mid-Cap Equity Growth Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.32%			3.01%			8.15%
T. Rowe Price Institutional Small-Cap Stock Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.34%			4.97%			11.01%
Performance Inception Date										Mar. 31, 2000
T. Rowe Price Institutional Small-Cap Stock Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.87%			2.73%			9.00%
T. Rowe Price Institutional Small-Cap Stock Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.70%			3.67%			8.70%

[1]	Return since 7/5/23.
[2]	Return since 5/1/20.
[3]	Return since 5/1/20.